Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2017
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	June 30,	December 31,
	2017	2016
Fair value at beginning of year	$541,216	$180,986
Dispositions, at cost	-	(96)
Realized gain	-	(60)
Impairment loss	-	(13,769)
Increase (decrease) in market value	(115,090)	374,155
Fair value at balance sheet date	$426,126	$541,216